Average Annual Total Returns - Retail - Vanguard Emerging Markets Bond Fund	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Admiral Shares JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) 1 Year	Admiral Shares JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Since Inception	Admiral Shares JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Inception Date	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) 1 Year	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Since Inception	JP Morgan EMBI Global Diversified (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	15.17%	10.37%	Dec. 06, 2017	5.26%	5.06%	Dec. 06, 2017	5.26%	6.70%	Mar. 10, 2016